SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
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                              NEW YORK 10036-6522
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                             http://www.skadden.com


                                                     November 23, 2005




VIA EDGAR TRANSMITTAL

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                  Re:  Selective Insurance Group, Inc.
                       Registration Statement on Form S-4

Ladies and Gentlemen:

         At the request of Selective Insurance Group, Inc., a New Jersey corporation ("Selective"), we are submitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Selective's Registration Statement on Form S-4 (the "Registration Statement"), relating to Selective's offer to exchange up to $100,000,000 of its 6.70% Senior Notes due 2035 to be registered under the Securities Act for up to $100,000,000 of its existing unregistered 6.70% Senior Notes due 2035.

         The Registration Statement is being submitted electronically pursuant to Item 101(a)(1)(i) of Regulation S-T.

         Please note that the amount of $11,770.00 has been sent by wire transfer to the Securities and Exchange Commission in payment of the applicable registration fee.

         In the event that the Staff has any questions or comments with respect to the Registration Statement, please do not hesitate to contact Dwight S. Yoo at (212) 735-2573 or by telecopy at (917) 777-2573.


                                                     Very truly yours,

                                                     /s/ Dwight S. Yoo
                                                     -----------------------
                                                     Dwight S. Yoo

Attachments

cc:  John E. Wisinger, Esq.